Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 118,515	$ 78,632	$ 79,949
Other comprehensive income, net of tax:
Change in net unrealized gains on available-for-sale marketable securities	(558)	740	0
Deferred tax expense	632	(611)	0
Total other comprehensive income	74	129	0
Total comprehensive income	$ 118,589	$ 78,761	$ 79,949